Goodwill (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill, Impairment Loss	$ 18,543	$ 34,964	$ 0
Goodwill	23,352	41,500	$ 56,879
Westport Operations Segment [Member]
Goodwill, Impairment Loss		$ 34,964
Goodwill	$ 23,352